UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03983
Columbia Oregon Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

Columbia Oregon Municipal Bond Fund

November 30, 2004 (unaudited)

			Par ($)	Value ($)*
Municipal Bonds - 97.9%
EDUCATION - 6.3%
Education - 5.1%
	Multnomah County Educational Facilities, Facilities Authority, University of Portland Project, Refunding, Insured: AMBAC:
	5.000%	04/01/11	1,150,000	1,234,594
	5.750%	04/01/10	2,000,000	2,179,480
	University of Portland Project:
	5.700%	04/01/15	1,000,000	1,058,730
	6.000%	04/01/20	1,000,000	1,079,340
	6.000%	04/01/25	500,000	525,035
	Oregon State Health, Housing, Educational & Cultural Facilities Authority:
	Linfield College Project, Series A:
	4.650%	10/01/09	555,000	580,930
	5.500%	10/01/18	1,000,000	1,037,870
	Reed College Project, Series A, Insured: MBIA
	5.100%	07/01/10	900,000	980,568
	5.300%	07/01/11	500,000	529,835
	Oregon State Health Sciences University, Series A, Insured: MBIA:
	(a)	07/01/09	1,530,000	1,318,523
	(a)	07/01/12	1,315,000	978,097
	(a)	07/01/14	2,550,000	1,701,564
	(a)	07/01/15	4,325,000	2,729,680
	(a)	07/01/21	12,515,000	5,588,824
			Education Total	21,523,070

Prep School - 1.2%
	State of Oregon French American International School Project, Series A,
	6.250%	04/01/27	5,270,000	5,323,069
			Prep School Total	5,323,069
			EDUCATION TOTAL	26,846,139

HEALTH CARE - 12.2%
Continuing Care Retirement - 0.7%
	Albany Hospital Facility Authority, Mennonite Home Albany, Series PJ-A:
	4.750%	10/01/11	660,000	685,634
	5.000%	10/01/12	680,000	712,382
	Clackamas County Hospital Facility Authority:
	Willamette View, Inc. Project, Series A,
	6.850%	11/01/15	1,480,000	1,595,825
			Continuing Care Retirement Total	2,993,841

Hospitals - 11.4%
	Benton County Hospital Facilities Authority, Samaritan Health Services Project, Refunding:
	4.400%	10/01/07	220,000	228,855
	4.800%	10/01/11	245,000	255,555
	5.200%	10/01/17	2,255,000	2,327,476
	Clackamas County Hospital Facility Authority:

	Legacy Health System:
	4.600%	05/01/10	885,000	937,454
	5.000%	02/15/16	1,010,000	1,049,804
	5.500%	02/15/13	5,450,000	5,845,343
	5.500%	02/15/14	2,385,000	2,557,245
	5.750%	05/01/12	2,000,000	2,240,800
	Legacy Health System, IBC, Insured: MBIA
	5.500%	02/15/13	495,000	543,396
	Legacy Health System, Refunding:
	5.250%	05/01/21	4,890,000	5,103,302
	5.750%	05/01/16	1,500,000	1,638,420
	Willamette Falls Hospital Project,
	5.750%	04/01/14	705,000	736,908
	Deschutes County Hospital Facilities Authority, Cascade Health Services, Inc.:
	5.500%	01/01/22	2,000,000	2,105,240
	5.600%	01/01/27	5,550,000	5,769,891
	5.600%	01/01/32	2,000,000	2,071,980
	Medford Hospital Facilities Authority, Asante Health System, Series A, Insured: MBIA:
	5.250%	08/15/10	1,500,000	1,628,220
	5.250%	08/15/11	800,000	864,752
	Multnomah County Hospital Facilities Authority Revenue, Providence Health System,
	5.250%	10/01/16	2,970,000	3,216,510
	Ontario Catholic Health Holy Rosary Medical Center, Insured: MBIA
	5.500%	11/15/12	1,500,000	1,574,205
	Salem Hospital Facility Authority:
	5.000%	08/15/18	2,000,000	2,051,740
	5.250%	08/15/14	4,860,000	5,090,801
	Umatilla County, Hospital Facility Authority, Catholic Health Initiatives, Series A:
	5.750%	12/01/20	530,000	563,459
			Hospitals Total	48,401,356
Nursing Homes - 0.1%
	Odd Fellows Home, Series A, Refunding,
	5.875%	09/15/21	705,000	643,743
			Nursing Homes Total	643,743
			HEALTH CARE TOTAL	52,038,940

HOUSING - 7.4%
Assisted Living/Senior - 0.7%
	Clackamas County Hospital Facility Authority:
	Robison Jewish Home Project,
	6.250%	10/01/21	1,650,000	1,743,093
	Oregon State Health, Housing, Educational & Cultural Facilities Authority:
	St. Anthony’s Village Housing, Series A, AMT,
	7.250%	06/01/28	1,360,000	1,352,030
			Assisted Living/Senior Total	3,095,123

Multi-Family - 3.3%
	Clackamas County Housing Authority, Multi-Family Housing, Easton Ridge, Series A,
	5.800%	12/01/16	2,255,000	2,301,701
	Oregon State Housing & Community Services:
	Department of Housing, Finance Assisted Insured Multi-Unit B,

	Insured: FHA
	6.800%	07/01/13	7,250,000	7,262,397
	PR Housing Finance Corp., Multi-Family Mortgage Portfolio A-1, Insured: FHA
	7.500%	04/01/22	715,000	715,079
	Washington County Housing Authority:
	Affordable Housing, Series A,
	6.000%	07/01/20	2,000,000	2,043,120
	Affordable Housing Pool, Series A:
	5.750%	07/01/23	1,000,000	1,017,750
	6.000%	07/01/23	1,000,000	1,026,680
			Multi-Family Total	14,366,727

Single Family - 3.4%
	Guam Housing Corp., Single Family Mortgage-Backed Securities, Series A, AMT, Insured: FHA
	5.750%	09/01/31	175,000	187,485
	Oregon State Housing & Community Services, Department Mortgage Single Family Program:
	Series A,
	4.850%	07/01/10	180,000	190,107
	Series D,
	6.700%	07/01/13	545,000	545,899
	Series E:
	5.375%	07/01/21	3,435,000	3,584,697
	Insured: FHA
	5.700%	07/01/12	730,000	747,498
	Insured: FHA
	5.800%	07/01/14	645,000	661,002
	Insured: FHA
	6.000%	07/01/20	1,805,000	1,852,814
	Series F, AMT, Insured: MBIA
	5.650%	07/01/28	805,000	820,488
	Series H ,AMT,
	5.500%	07/01/17	1,195,000	1,234,758
	Series J,
	5.150%	07/01/24	2,445,000	2,499,426
	Series M ,AMT,
	5.800%	07/01/12	255,000	268,479
	Series Q:
	4.700%	07/01/15	750,000	780,900
	4.900%	07/01/17	735,000	764,135
	Oregon State Housing Finance, Insured: FHA
	5.800%	07/01/09	180,000	180,324
			Single Family Total	14,318,012
			HOUSING TOTAL	31,779,862

OTHER - 13.5%
Other - 1.2%
	Oregon State Economic Development, Dove Lewis 24 Hour Emergency Animal Hospital,
	7.000%	12/01/19 (b)	1,380,000	1,419,509
	Oregon State Health, Housing, Educational & Cultural Facilities Authority:
	Goodwill Industries Lane County, Series A,

	6.650%	11/15/22 (b)	3,750,000	3,686,437
			Other Total	5,105,946

Pool/Bond Bank - 0.3%
	Oregon State Economic Community Development Department, Series A, Insured: MBIA
	5.375%	01/01/11	1,105,000	1,213,666
			Pool/Bond Bank Total	1,213,666

Refunded/Escrowed (c) - 12.0%
	Clackamas County:
	School District No. 62C:
	5.375%	06/15/17	1,250,000	1,392,688
	Clackamas County Hospital Facility Authority:
	Kaiser Permanente, Series A,
	5.375%	04/01/14	7,135,000	7,850,997
	Josephine County, School District No. 7, Grants Pass:
	Insured: FSA
	5.700%	06/01/13	2,000,000	2,076,260
	Multnomah County, Series A,
	5.500%	04/01/19	2,395,000	2,675,598
	North Clackamas Parks & Recreation District Facilities,
	5.700%	04/01/13	2,920,000	3,256,851
	Northern Oregon Corrections, Insured: AMBAC:
	5.250%	09/15/12	1,000,000	1,077,180
	5.300%	09/15/13	1,000,000	1,078,520
	Northern Wasco County, People’s Utility District Electric:
	(a)	02/01/06	610,000	570,210
	(a)	02/01/07	585,000	511,963
	(a)	02/01/08	610,000	498,828
	(a)	02/01/11	500,000	333,585
	Oregon State City Sewer,
	6.500%	10/01/07	390,000	406,739
	Oregon State Department of Administrative Services:
	Certificates of Participation, Series A, Insured: AMBAC
	5.300%	05/01/08	750,000	803,760
	Oregon State Board of Higher Education:
	Series A:
	5.000%	08/01/12	1,225,000	1,353,000
	5.250%	08/01/14	4,550,000	5,025,429
	Lottery Education Project:
	Series A, Insured: FSA:
	5.000%	04/01/14	2,705,000	2,970,739
	5.250%	04/01/13	1,600,000	1,768,992
	Oregon State Department of Transportation, Highway User Tax, Series A,
	5.500%	11/15/16	2,500,000	2,848,375
	Salem-Keizer, School District No. 24J,
	5.000%	06/01/15	1,000,000	1,089,240
	5.000%	06/01/16	1,380,000	1,503,151
	Salem Water & Sewer, Insured: FSA
	5.300%	06/01/15	1,500,000	1,664,730
	Umatilla County, Hospital Facility Authority, Catholic Health Initiatives, Series A:

	6.000%	12/01/30	4,825,000	5,510,729
	VI Public Finance Authority, Unrefunded Balance, Series A,
	7.300%	10/01/18	1,185,000	1,532,715
	Washington County:
	School District No. 48J, Beaverton:
	Insured: FGIC
	5.100%	06/01/12	500,000	546,715
	5.250%	08/01/10	1,150,000	1,255,536
	School District No. 088J, Sherwood, Unrefunded, Insured: FSA
	6.100%	06/01/12	185,000	188,781
	Washington County Unified Sewer Agency, Insured: FGIC

	5.500%	10/01/16	1,250,000	1,334,863
			Refunded/Escrowed Total	51,126,174
			OTHER TOTAL	57,445,786

OTHER REVENUE - 2.2%
Recreation - 2.2%
	Oregon State Board of Higher Education:
	Lottery Education Project:
	Series A, Insured: FSA:
	5.000%	04/01/14	1,830,000	2,002,477
	5.000%	04/01/14	1,000,000	1,098,720
	5.250%	04/01/11	4,000,000	4,363,240
	Series B, Insured: FSA
	5.250%	04/01/15	1,315,000	1,421,410
	Oregon State Health, Housing, Educational & Cultural Facilities Authority:
	Authority/Aquarium:
	4.750%	10/01/08 (b)(d)	1,550,000	325,500
	4.900%	10/01/09 (b)(d)	670,000	140,700
			Recreation Total	9,352,047
			OTHER REVENUE TOTAL	9,352,047
TAX-BACKED - 45.3%
Local Appropriated - 0.6%
	Deschutes County, Certificates of Participation, Series A,
	5.050%	06/01/17	420,000	427,266
	Deschutes & Jefferson County, School District No. 02J, Series B, Insured: FGIC
	(a)	06/15/22	2,335,000	980,210
	Multnomah County, Certificates of Participation,
	4.550%	08/01/10	1,000,000	1,056,390
			Local Appropriated Total	2,463,866

Local General Obligations - 30.3%
	Aurora,
	5.600%	06/01/24	1,205,000	1,260,382
	Bend Municipal Airport Project, Series B (AMT),
	5.375%	06/01/13	150,000	158,295
	Benton & Linn Counties, School District No. 509J, Corvallis, Insured: FSA
	5.000%	06/01/17	2,665,000	2,849,551
	Canyonville South Umpqua Rural Fire District,
	5.400%	07/01/31	610,000	637,407

Clackamas Community College, Insured: FGIC
5.250%	06/15/15	1,500,000	1,630,335
Clackamas County:
Lake Oswego Series:
5.375%	06/01/15	2,450,000	2,686,743
5.375%	06/01/16	1,295,000	1,420,136
5.375%	06/01/17	2,535,000	2,779,957
School District No. 62C:

Insured: FSA
3.250%	06/15/12	2,050,000	2,016,933
School District No. 086,
		2,350,000	2,691,173
School District No. 108, Insured: FSA
5.375%	06/15/15	1,055,000	1,157,462
Clackamas County, School District No. 12, North Clackamas, Insured: FGIC:
5.250%	06/01/11	1,000,000	1,087,780
5.250%	06/01/15	2,750,000	2,964,307
Clackamas & Washington Counties, School District No. 003JT, Insured: FGIC
(a)	06/15/17	4,000,000	2,227,120
Columbia County, School District No. 502, Deferred Interest, Insured: FGIC:
(a)	06/01/13	1,685,000	1,193,250
(a)	06/01/14	1,025,000	688,995
Coos Bay,
4.900%	09/01/07	1,505,000	1,559,346
Coos County, School District No. 13, North Bend, Insured: FSA
5.500%	06/15/15	1,765,000	1,965,151
Crook County School District, Insured: FSA
5.000%	02/01/14	2,860,000	3,086,455
Deschutes County, School District No. 1, Series A, Insured: FSA
5.500%	06/15/18	1,000,000	1,105,920
Eugene Public Safety Facilities:
5.500%	06/01/10	850,000	888,794
5.625%	06/01/13	1,295,000	1,355,308
Jackson County:
School District No. 4, Phoenix-Talent, Insured: FSA
5.500%	06/15/16	1,000,000	1,106,780
School District No. 6, Central Point,
6.000%	06/15/09	1,090,000	1,230,774
School District No. 9, Eagle Point,
5.625%	06/15/15	1,920,000	2,147,155
Jefferson County, School District No. 509J, Madras School District, Insured: FGIC
5.250%	06/15/18	1,075,000	1,162,881
Josephine County, School District No. 7, Grants Pass:
Insured: FGIC
4.000%	06/15/11	2,000,000	2,162,280

Lane County, School District No. 4J Eugene, Refunding:
5.000%	07/01/12	1,000,000	1,100,550
5.250%	07/01/13	1,000,000	1,117,780
Lane County, School District No. 19, Springfield Refunding, Insured: FGIC:
6.000%	10/15/12	1,740,000	2,032,772
6.000%	10/15/14	1,310,000	1,550,844
Lincoln County School District, Insured: FGIC
5.600%	06/15/10	3,480,000	3,850,376
Linn Benton Community College, Insured: FGIC:
(a)	06/15/13	1,000,000	711,550
(a)	06/15/14	1,000,000	673,290
Linn County, Community School District No. 9, Lebanon, Insured: FGIC:
5.250%	06/15/15	710,000	781,220
5.550%	06/15/21	2,000,000	2,206,080
Metro Oregon,
5.250%	09/01/14	3,130,000	3,459,965
Metro Washington Park Zoo, Series A,
5.300%	01/15/11	1,000,000	1,055,900
Multnomah-Clackamas Counties, School District No. 10JT, Series A, Insured: FSA
5.250%	06/15/12	1,000,000	1,116,860
Multnomah-Clackamas Counties, Centennial School District No. 28-302, Insured: FGIC:
5.375%	06/15/16	2,055,000	2,254,582
5.375%	06/15/17	2,280,000	2,501,434
5.375%	06/15/18	2,490,000	2,724,981
Multnomah County:
School District No. 7, Reynolds:
5.625%	06/15/14	2,670,000	2,992,990
5.625%	06/15/17	1,000,000	1,115,840
School District No. 40, Insured: FSA
5.000%	12/01/14	1,790,000	1,933,468
Portland Community College District, Series A:
5.375%	06/01/14	1,925,000	2,127,991
5.375%	06/01/16	2,705,000	2,966,384
5.375%	06/01/17	2,540,000	2,785,440
Portland Limited Tax:
Series A:
4.900%	04/01/12	1,430,000	1,493,835
5.750%	06/01/14	450,000	450,050
Series B:
(a)	06/01/12	1,750,000	1,300,128
(a)	06/01/13	1,500,000	1,057,815
(a)	06/01/16	3,500,000	2,086,000
(a)	06/01/18	4,000,000	2,133,320
(a)	06/01/19	4,000,000	2,016,200
(a)	06/01/20	4,000,000	1,902,920
Salem-Keizer, School District No. 24J:
Insured: FSA
5.000%	06/15/18	2,000,000	2,136,040
Tualatin Hills Park & Recreation District, Insured: FGIC
5.750%	03/01/14	990,000	1,144,787

	Washington County:
	5.500%	06/01/16	2,785,000	3,080,851
	Criminal Justice Facilities, Refunding,
	5.000%	12/01/10	1,400,000	1,492,946
	School District No. 15, Forest Grove:
	Insured: FSA
	5.375%	06/15/13	2,070,000	2,295,526
	5.375%	06/15/15	2,515,000	2,759,257
	School District No. 48J, Beaverton:
	5.125%	01/01/14	2,000,000	2,168,340
	5.125%	01/01/17	1,820,000	1,949,657
	5.125%	01/01/18	2,260,000	2,412,324
	Washington & Clackamas Counties:
	Deferred Interest, Series A,
	(a)	06/01/10	1,520,000	1,245,762
	School District No. 23J, Tigard,
	(a)	06/15/18	2,700,000	1,428,300
	Insured: MBIA
	5.375%	06/15/17	1,500,000	1,645,860
	Washington, Multnomah & Yamhill Counties, School District No. 1J:
	Insured: MBIA
	5.000%	06/01/13	1,500,000	1,621,020
	5.000%	11/01/13	1,100,000	1,210,660
	Insured: FGIC
	5.250%	06/01/14	500,000	542,795
	Yamhill County:
	School District No. 029J, Insured: MBIA
	5.250%	06/15/16	2,535,000	2,759,474
	School District No. 40,
	6.000%	06/01/09	500,000	565,125
			Local General Obligations Total	129,179,959
Special Non-Property Tax - 0.8%
	Portland Arena Gas Tax, Insured: FSA:
	(a)	06/01/16	1,100,000	571,527
	(a)	07/01/17	2,320,000	1,127,984
	Portland Gas Tax, Series A, Insured: FSA
	5.800%	06/01/16	1,640,000	1,720,081
			Special Non-Property Tax Total	3,419,592

Special Property Tax - 7.1%
	Hood River Urban Renewal Agency,
	6.250%	12/15/11	1,250,000	1,331,588
	Lebanon Urban Renewal Agency:
	5.625%	06/01/19	1,000,000	1,057,390
	5.750%	06/01/15	1,120,000	1,165,920
	6.000%	06/01/20	1,580,000	1,676,096
	Medford Urban Renewal,
	5.875%	09/01/10	500,000	518,805
	Portland Limited Tax, Series A,
	3.400%	06/01/13	2,700,000	2,711,421
	Portland Airport Way Urban Renewal & Redevelopment, Convention Center, Series A, Insured: AMBAC:
	5.750%	06/15/17	1,500,000	1,682,745
	5.750%	06/15/18	2,050,000	2,299,751
	Portland River District Urban Renewal & Redevelopment, Series A, Insured: AMBAC:

	5.000%	06/15/17	1,500,000	1,600,890
	5.000%	06/15/18	3,070,000	3,265,098
	5.000%	06/15/20	2,000,000	2,102,080
	Portland Urban Renewal & Redevelopment, South Park Blocks, Series A, Insured: AMBAC:
	5.750%	06/15/17	2,065,000	2,316,579
	5.750%	06/15/19	2,580,000	2,894,321
	Redmond Urban Renewal Agency:
	Downtown Area B:
	5.650%	06/01/13	720,000	747,691
	5.850%	06/01/19	785,000	812,475
	South Airport Industrial Area A,
	5.700%	06/01/19	650,000	661,252
	Seaside Urban Renewal Agency, Greater Seaside Urban Renewal,
	5.250%	06/01/15	1,000,000	1,035,130
	Veneta Urban Renewal Agency:
	5.375%	02/15/16	700,000	739,557
	5.625%	06/15/21	1,100,000	1,154,362
	Wilsonville Limited Tax Improvement,
	5.000%	12/01/10	345,000	348,923
			Special Property Tax Total	30,122,074

State Appropriated - 3.7%
	Department of Administrative Services, Certificates of Participation, Refunding:
	Series A, Insured: AMBAC:
	4.500%	05/01/12	1,020,000	1,069,419
	5.000%	05/01/13	4,240,000	4,564,614
	5.000%	05/01/14	1,000,000	1,076,750
	Series B, Insured: MBIA
	5.250%	05/01/10	840,000	927,545
	Series C, Insured: MBIA:
	5.250%	11/01/15	1,000,000	1,090,930
	5.250%	11/01/17	5,000,000	5,415,250
	Series E, Insured: FSA
	5.000%	11/01/13	1,470,000	1,598,316
			State Appropriated Total	15,742,824

State General Obligations - 2.8%
	Board of Higher Education:
	Series A:
	5.000%	08/01/12	2,075,000	2,278,723
	5.250%	08/01/14	255,000	280,452
	5.250%	08/01/16	780,000	846,643
	Deferred Interest, Series A:
	(a)	08/01/14	490,000	325,879
	(a)	08/01/17	1,050,000	587,223
	Elderly & Disabled Housing Refunding, Series B:
	4.950%	08/01/20	985,000	1,014,688
	6.250%	08/01/13	55,000	55,188
	State of Oregon, Series A,
	5.250%	10/15/15	1,735,000	1,910,166
	Veteran’s Welfare:
	5.850%	10/01/15	360,000	371,592

	8.000%	07/01/08	580,000	684,156
	9.200%	10/01/08	385,000	474,482
	Series 80 A,
	5.700%	10/01/32	2,175,000	2,216,586
	PR Commonwealrh of Puerto Rico, Series A,
	5.000%	07/01/30	1,000,000	1,065,180
			State General Obligations Total	12,110,958
			TAX-BACKED TOTAL	193,039,273

TRANSPORTATION - 3.0%
Airports - 1.0%
	Eugene Airport, Refunding (AMT):
	5.650%	05/01/06	325,000	337,240
	5.650%	05/01/07	555,000	586,968
	5.700%	05/01/08	515,000	553,604
	Port of Portland International Airport, Insured: FGIC:
	Series 12B, Refunding,
	5.250%	07/01/12	1,000,000	1,075,550
	Series D, AMT
	5.250%	07/01/12	1,750,000	1,885,818
			Airports Total	4,439,180

Ports - 0.7%
	Port Morrow,
	6.700%	06/01/20	2,000,000	2,020,000
	Port of St. Helens:
	5.600%	08/01/14	315,000	322,355
	5.750%	08/01/19	425,000	434,937
			Ports Total	2,777,292

Transportation - 1.3%
	Tri-County Metropolitan Transportation District:
	Series 1,
	5.400%	06/01/19	4,200,000	4,389,336
	Series A,
	5.000%	09/01/15	1,000,000	1,078,390
			Transportation Total	5,467,726
			TRANSPORTATION TOTAL	12,684,198

UTILITY - 8.0%
Investor Owned - 2.1%
	Port of St. Helens Pollution Control, Portland General Electric Co.:
	Series A,
	4.800%	04/01/10	5,195,000	5,268,405
	Series B,
	4.800%	06/01/10	3,500,000	3,549,665
			Investor Owned Total	8,818,070
Municipal Electric - 3.3%
	Deschutes Valley Water District,
	5.875%	09/01/05	810,000	829,942
	Emerald Peoples Utilities District, Insured: FGIC:
	7.350%	11/01/10	2,160,000	2,633,580
	7.350%	11/01/11	2,000,000	2,480,460
	7.350%	11/01/12	2,490,000	3,132,271
	7.350%	11/01/13	2,675,000	3,404,606
	Series A, Insured: FSA
	5.250%	11/01/20	605,000	653,703

	Eugene Electric Utilities System, Series B, Refunding, Insured: FSA
	5.250%	08/01/13	1,040,000	1,142,138
			Municipal Electric Total	14,276,700
Water & Sewer - 2.6%
	Myrtle Point Water,
	6.000%	12/01/20	510,000	546,210
	Portland Sewer System Revenue, Series A, Refunding, Insured: FGIC
	5.000%	06/01/12	4,835,000	5,114,801
	Powell Valley Water District,
	6.000%	02/01/15	620,000	658,936
	Reedsport Water,
	7.000%	10/01/14	520,000	525,600
	Sheridan Water Revenue:
	6.200%	05/01/15	625,000	671,756
	6.450%	05/01/20	520,000	560,420
	Sheridan Water Revenue, Refunding,
	5.350%	04/01/18	300,000	311,349
	Washington County Housing Authority:
	Clean Water Services Sewer, Series Lien, Insured: MBIA
	5.000%	10/01/13	2,310,000	2,541,785
			Water & Sewer Total	10,930,857
			UTILITY TOTAL	34,025,627
			TOTAL MUNICIPAL BONDS (Cost of $398,651,971)	417,211,872

		SHARES
Investment Company - 0.0%
	Federated Tax-Free Obligations Fund
		259	259
		TOTAL INVESTMENT COMPANY (Cost of $259)	259

			PAR
Short-Term Obligations - 0.7%
Variable Rate Demand Notes (e) - 0.7%
	FL Alachhua County Health Facilities Authority Continuing Care, Oak Hammock University Project, Series 2002 A,
	1.670%	10/01/32	200,000	200,000
	Illinois Health Facilities Authority Revenue, OSF Healthcare System,
	1.700%	11/15/27	700,000	700,000
	Indiana Health Facility Financing Authority Revenue, Golden Years Homestead, Inc.,
	Series A,
	1.690%	06/01/25	900,000	900,000
	MN Minneapolis, Convetion Center, Series 2000,
	1.540%	12/01/18	300,000	300,000
	MO Health & Educational Facilities Authority, Washington University, Series 1996 B,
	1.680%	09/01/30	1,000,000	1,000,000
			Variable Rate Demand Notes Total	3,100,000

	TOTAL SHORT-TERM OBLIGATIONS (Cost of $3,100,000)	3,100,000
Total Investments - 98.6%
(Cost of $401,771,277)(f)(g)		420,312,131

Other Assets & Liabilities, Net - 1.4%		5,781,125

Net Assets - 100.0%		426,093,256

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the- counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from  the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximat es market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

(a)   Zero coupon bond.

(b)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2004, these securities amounted to $5,572,146, which represents 1.3% of net assets.

Additional information on these securities are as follows:

Security	Acquisition Date	Acquisition Cost
Oregon State Economic Development, Dove Lewis 24 Hour Emergency Animal Hospital,
7.000% 12/01/19	12/10/99	$1,380,000

Oregon State Health, Housing, Educational & Cultural Facilities Authority:
Authority/Aquarium:
4.750% 10/01/08	09/21/98	1,539,906
4.900% 10/01/09	09/21/98	667,383

‘Goodwill Industries Lane County, Series A,
6.650% 11/15/22	06/17/98	3,855,000
		$7,442,289

(c)   The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)   This issuer is in default of certain debt covenants. Income is not being accrued.

(e)   Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates changes periodically and the interest rates shown reflect the rates as of November 30, 2004.

(f)    Cost for federal income tax purposes is $401,765,872.

(g)   Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$20,865,857	$(2,319,598)	$18,546,259

The Fund holds investments that are insured by private insurers who guarantee payment of principal and interest in the event of default.  A list of these insurers at November 30, 2004, is as follows:

Insurer	% of Total Investments
Financial Guaranty Insurance Co.	12.9%
Financial Security Assurance, Inc.	11.2
MBIA Insurance Corp.	8.8
Ambac Assurance Corp.	6.9
Federal Housing Administration	2.7
42.5%

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Cerificates
MBIA	MBIA Insurance Corp.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Oregon Municipal Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005